CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 362,854	$ 207,192	$ 398,164
Accounts receivable, net	392,763	363,096	174,637
Inventories, net	481,478	712,558	561,107
Restricted cash	0	127,580	0
Stock subscription receivable	120,000	0
Prepaid expenses and other current assets	218,354	48,237	9,573
Total current assets	1,575,449	1,458,663	1,143,481
Property and equipment, net	322,226	360,920	242,123
Intangible assets	26,243	27,494	32,498
Other assets (including amounts due from related parties of $38,270)	103,600	67,438	11,706
Deferred offering costs	53,383	0
Deferred financing costs	1,679,426	1,838,082	0
Total assets	3,760,327	3,752,597	1,429,808
Current Liabilities:
Accounts payable	401,929	601,681	825,044
Accrued expenses	353,750	458,938	112,819
Current portion of automobile loans	19,578	19,231	17,915
Current portion of equipment loan	37,102	36,627	0
Total current liabilities	812,359	1,116,477	955,778
Loans payable		0	1,500,000
Line of credit	1,377,930	1,091,571	0
Other liabilities	30,000	30,000	92,466
Deferred rent	4,130	4,648	5,966
Long term portion of automobile loans	31,837	36,864	56,096
Long term portion of equipment loan	66,849	76,477	0
Total liabilities	$ 2,323,105	$ 2,356,037	$ 2,610,306
Commitments and contingencies
Stockholders' Equity
Preferred stock, value	$ 0	$ 0	$ 0
Common stock, value	497	463	263
Additional paid-in capital	5,383,772	3,926,074	3,184,574
Accumulated deficit	(3,947,047)	(2,529,977)	(4,365,335)
Total stockholders' equity	1,437,222	1,396,560	(1,180,498)
Total liabilities and stockholders' equity	$ 3,760,327	$ 3,752,597	$ 1,429,808